Subsequent Events (Details) (USD $) In Millions, unless otherwise specified			1 Months Ended	3 Months Ended
	Apr. 30, 2014 2021 Notes	Dec. 31, 2013 2021 Notes	Apr. 30, 2014 Subsequent event	Jun. 30, 2014 Subsequent event
Subsequent events
Parent's ownership percentage of the Guarantors	100.00%	100.00%
Amount of CDD bonds sold by the Company			$ 23.6
Net proceeds to the Company from the sale of CDD bonds, including accrued and unpaid interest			22.7
Amount of increase in CDD obligations				$ 21.7